Nationwide Mutual Funds

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Amundi World Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard International Equities Fund	Nationwide High Yield Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Fund	Nationwide International Index Fund
Nationwide Bond Index Fund	Nationwide International Small Cap Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Emerging Markets Debt Fund	Nationwide Portfolio Completion Fund
Nationwide Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Global Equity Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Money Market Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Growth Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Bond Fund

Supplement dated March 13, 2017
to the Statement of Additional Information dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Nationwide Government Money Market Fund

Effective immediately, the following replaces the information regarding the Nationwide Government Money Market Fund on page 81 of the SAI:

Fund	Assets	Investment Advisory Fee
Nationwide Government Money Market Fund	$0 up to $1 billion $1 billion up to $2 billion $2 billion up to $5 billion $5 billion and more	0.30% 0.28% 0.26% 0.24%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE